Shareholders' equity and dividends (Table)	12 Months Ended
Dec. 31, 2017
Shareholders equity and dividends [Abstract]
Disclosure of dividends [text block]
	At 31 December
(in USD million)	2017	2016

Dividends declared	2,891	2,824
USD per share or ADS	0.8804	0.8804

Dividends paid in cash	1,491	1,876
USD per share or ADS	0.8804	0.8804
NOK per share	7.2615	7.3364

Scrip dividends	1,357	904
Number of shares issued (millions)	78.1	56.4

Sum dividends settled	2,848	2,780